united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/22

Item 1. Reports to Stockholders.

FormulaFolios Hedged Growth ETF (FFHG)
FormulaFolios Smart Growth ETF (FFSG)
FormulaFolios Tactical Growth ETF (FFTG)
FormulaFolios Tactical Income ETF (FFTI)

Semi-Annual Report
November 30, 2022

1-888-562-8880
www.formulafoliofunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the FormulaFolios ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

FormulaFolios Hedged Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

Average Annual Total Return through November 30, 2022*, as compared to its benchmark:

	Six	One	Three	Five Year	Since
	Months	Year	Year	Year	Inception***
FormulaFolios Hedged Growth ETF - NAV	(1.71)%	(8.59)%	6.31%	4.54%	5.98%
FormulaFolios Hedged Growth ETF - Market Price	(1.54)%	(8.55)%	6.34%	4.54%	5.99%
Barclay Hedged Equity Long/Short Index**	1.05%	2.50%	7.36%	4.81%	5.68%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2022. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses after fee waiver and/or reimbursement are 1.13% per the most recent prospectus.

The Fund’s adviser has agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2023, to ensure that total fund expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95% of the Fund’s net assets.

**	Barclay Hedged Equity Long/Short Index’s directional strategy involves equity-oriented investing on both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	54.3%
Exchange Traded Funds-Fixed Income Funds	43.4%
Other Assets in Excess of Liabilities	2.3%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Smart Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

Average Annual Total Return through November 30, 2022*, as compared to its benchmark:

	Six	One	Three	Five	Since
	Months	Year	Year	Year	Inception***
FormulaFolios Smart Growth ETF - NAV	0.36%	(6.44)%	7.96%	6.93%	7.35%
FormulaFolios Smart Growth ETF - Market Price	(0.03)%	(6.85)%	7.79%	6.84%	7.26%
Dow Jones Aggressive Portfolio Index**	(1.47)%	(10.13)%	7.15%	6.82%	8.03%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2022. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses after fee waiver and/or reimbursement are 0.69% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2023, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% of the Fund’s net assets.

**	Dow Jones Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes Include: Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	74.8%
Exchange Traded Funds-Fixed Income Fund	23.2%
Other Assets in Excess of Liabilities	2.0%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

Average Annual Total Return through November 30, 2022*, as compared to its benchmark:

	Six	One	Three	Five	Since
	Months	Year	Year	Year	Inception***
FormulaFolios Tactical Growth ETF - NAV	(9.36)%	(17.17)%	(2.04)%	0.30%	0.68%
FormulaFolios Tactical Growth ETF - Market Price	(9.45)%	(17.10)%	(2.15)%	0.26%	0.63%
Barclay Hedge Global Macro Index**	(0.31)%	9.75%	9.01%	5.71%	6.18%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2022. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses after fee waiver and/or reimbursement are 0.95% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2023, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.80% of the Fund’s net assets.

**	Barclay Hedge Global Macro Index managers carry long and short positions in any of the world’s major capital or derivative markets. These positions reflect their views on overall market direction as influenced by major economic trends and or events. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Fixed Income Funds	81.8%
Exchange Traded Fund-Commodity Fund	17.3%
Money Market Fund	0.9%
Liabilities in Excess of Other Assets	0.0%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Income ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

Average Annual Total Return through November 30, 2022*, as compared to its benchmark:

	Six	One	Three	Five	Since
	Months	Year	Year	Year	Inception***
FormulaFolios Tactical Income ETF - NAV	(4.17)%	(11.57)%	(3.93)%	(1.11)%	(0.82)%
FormulaFolios Tactical Income ETF - Market Price	(4.08)%	(11.52)%	(3.92)%	(1.12)%	(0.81)%
Bloomberg U.S. Aggregate Bond Index**	(4.06)%	(12.84)%	(2.59)%	0.21%	0.29%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses after fee waiver and/or reimbursement are 0.96% per the most recent prospectus.

**	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Fixed Income Funds	98.0%
Liabilities in Excess of Other Assets	2.0%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FORMULAFOLIOS HEDGED GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.7%
	EQUITY - 54.3%
22,763	iShares Core S&P 500 ETF	$9,317,351
25,035	iShares Core S&P Mid-Cap ETF	6,433,995
62,246	iShares Core S&P Small-Cap ETF	6,339,133
48,621	Vanguard High Dividend Yield ETF	5,501,466
		27,591,945
	FIXED INCOME - 43.4%
154,162	iShares 1-3 Year Treasury Bond ETF	12,551,870
103,218	SPDR Bloomberg 1-3 Month T-Bill ETF	9,461,994
		22,013,864

	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,638,483)	49,605,809

	TOTAL INVESTMENTS - 97.7% (Cost $47,638,483)	$49,605,809
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	1,143,937
	NET ASSETS - 100.0%	$50,749,746

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

FORMULAFOLIOS SMART GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 74.8%
18,863	iShares Core S&P 500 ETF	$7,721,004
12,609	iShares Core S&P Mid-Cap ETF	3,240,513
32,072	iShares Core S&P Small-Cap ETF	3,266,212
22,130	SPDR S&P Dividend ETF	2,905,669
24,987	Vanguard High Dividend Yield ETF	2,827,279
		19,960,677
	FIXED INCOME - 23.2%
67,496	SPDR Bloomberg 1-3 Month T-Bill ETF	6,187,358

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,066,211)	26,148,035

	TOTAL INVESTMENTS - 98.0% (Cost $23,066,211)	$26,148,035
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	544,506
	NET ASSETS - 100.0%	$26,692,541

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

FORMULAFOLIOS TACTICAL GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	COMMODITY - 17.3%
27,478	SPDR Gold Shares(a)	$4,528,649

	FIXED INCOME - 81.8%
53,347	iShares 1-3 Year Treasury Bond ETF	4,343,512
170,078	iShares iBonds Dec 2023 Term Treasury ETF	4,209,431
175,450	iShares iBonds Dec 2024 Term Treasury ETF	4,198,519
47,989	SPDR Bloomberg 1-3 Month T-Bill ETF	4,399,151
145,117	SPDR Portfolio Short Term Treasury ETF(d)	4,205,491
		21,356,104

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,795,006)	25,884,753

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
243,000	Morgan Stanley Institutional Liquidity Funds, Institutional Class, 2.88% (Cost $243,000) (b),(c)	243,000

	TOTAL INVESTMENTS - 100.0% (Cost $26,038,006)	$26,127,753
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(9,706)
	NET ASSETS - 100.0%	$26,118,047

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Security was purchased with cash received as collateral for securities on loan at November 30, 2022. Total collateral had a value of $243,000 at November 30, 2022.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2022.

(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2022 was $234,090.

See accompanying notes to financial statements.

FORMULAFOLIOS TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	FIXED INCOME - 98.0%
226,130	iShares 1-3 Year Treasury Bond ETF	$18,411,505
170,302	iShares 7-10 Year Treasury Bond ETF	16,623,178
192,365	iShares Core U.S. Aggregate Bond ETF	18,907,556
160,627	SPDR Bloomberg 1-3 Month T-Bill ETF	14,724,677
303,543	Vanguard Total Bond Market ETF	22,085,788
		90,752,704

	TOTAL EXCHANGE-TRADED FUNDS (Cost $99,086,640)	90,752,704

	TOTAL INVESTMENTS - 98.0% (Cost $99,086,640)	$90,752,704
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	1,853,752
	NET ASSETS - 100.0%	$92,606,456

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2022

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$47,638,483	$23,066,211	$26,038,006	$99,086,640
At value *	$49,605,809	$26,148,035	$26,127,753	$90,752,704
Cash and cash equivalents	854,763	575,102	337,931	1,982,286
Receivable for Investments sold	336,312	—	—	—
Prepaid expenses and other assets	1,995	1,895	1,782	2,212
TOTAL ASSETS	50,798,879	26,725,032	26,467,466	92,737,202

LIABILITIES
Security lending collateral (Note 6)	—	—	243,000	—
Investment advisory fees payable	10,301	2,027	66,973	45,559
Payable to related parties	15,122	12,081	18,296	40,707
Accrued expenses and other liabilities	23,710	18,383	21,150	44,480
TOTAL LIABILITIES	49,133	32,491	349,419	130,746
NET ASSETS	$50,749,746	$26,692,541	$26,118,047	$92,606,456

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$49,283,484	$22,191,473	$31,850,566	$129,280,584
Accumulated gains (losses)	1,466,262	4,501,068	(5,732,519)	(36,674,128)
NET ASSETS	$50,749,746	$26,692,541	$26,118,047	$92,606,456

Net Asset Value Per Share:
Shares:
Net Assets	$50,749,746	$26,692,541	$26,118,047	$92,606,456
Shares of beneficial interest outstanding	1,550,000	800,000	1,075,000	4,500,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$32.74	$33.37	$24.30	$20.58

Market Price	$32.76	$33.23	$24.23	$20.59

*	Includes fair value of securities Loaned $0; $0; $234,090; $0.

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2022

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends	$265,815	$279,752	$502,572	$1,251,831
Securities lending	1,699	161	1,004	6,081
TOTAL INVESTMENT INCOME	267,514	279,913	503,576	1,257,912

EXPENSES
Investment advisory fees	110,534	49,613	89,797	326,199
Administrative services fees	27,148	29,878	29,778	42,860
Professional fees	8,273	8,273	8,273	8,293
Compliance officer fees	6,501	6,550	6,232	13,931
Trustees fees and expenses	5,570	6,129	4,946	9,245
Transfer agent fees	4,380	5,299	5,388	8,302
Custodian fees	3,693	4,435	4,967	11,050
Legal fees	3,197	3,369	4,160	3,364
Printing expenses	2,435	2,010	2,279	8,264
Insurance expense	1,698	1,703	1,731	4,585
Other expenses	2,237	1,838	2,056	2,297
TOTAL EXPENSES	175,666	119,097	166,065	438,390
Less: Fees waived and/or expenses reimbursed by the Adviser	(44,604)	(34,151)	(46,534)	(4,193)

NET EXPENSES	131,062	84,946	119,531	434,197
NET INVESTMENT INCOME	136,452	194,967	384,045	823,715

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(561,586)	(81,781)	(2,750,955)	(4,408,142)
Net realized gain (loss) from in-kind redemptions	524,903	487,322	(82,480)	(1,717,669)
Net change in unrealized appreciation (depreciation) on investments	(801,118)	(885,062)	(669,211)	50,230
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(837,801)	(479,521)	(3,502,646)	(6,075,581)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(701,349)	$(284,554)	$(3,118,601)	$(5,251,866)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Hedged Growth ETF

	For the Six Months Ended	For the Year Ended
	November 30, 2022	May 31, 2022
FROM OPERATIONS	(Unaudited)
Net investment income	$136,452	$135,968
Net realized gain (loss) from investments	(561,586)	5,613,793
Net realized gain from in-kind redemptions	524,903	3,784,462
Net change in unrealized depreciation on investments	(801,118)	(11,574,267)
Net decrease in net assets resulting from operations	(701,349)	(2,040,044)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(88,445)	(108,260)
Total distributions to shareholders	(88,445)	(108,260)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,556,207	—
Cost of shares redeemed	(6,432,508)	(14,193,079)
Transaction Fees (Note 5)	1,250	2,000
Net increase (decrease) in net assets from shares of beneficial interest	18,124,949	(14,191,079)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,335,155	(16,339,383)

NET ASSETS
Beginning of Period	33,414,591	49,753,974
End of Period	$50,749,746	$33,414,591

SHARE ACTIVITY
Shares Sold	750,000	—
Shares Redeemed	(200,000)	(400,000)
Net increase (decrease) in shares of beneficial interest outstanding	550,000	(400,000)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Smart Growth ETF

	For the Six Months Ended	For the Year Ended
	November 30, 2022	May 31, 2022
FROM OPERATIONS	(Unaudited)
Net investment income	$194,967	$624,207
Net realized gain (loss) from investments	(81,781)	942,835
Net realized gain from in-kind redemptions	487,322	2,773,840
Net change in unrealized depreciation on investments	(885,062)	(6,183,236)
Net decrease in net assets resulting from operations	(284,554)	(1,842,354)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(143,520)	(721,519)
Total distributions to shareholders	(143,520)	(721,519)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	—
Cost of shares redeemed	(5,451,199)	(11,548,028)
Transaction Fees (Note 5)	1,500	4,782
Net decrease in net assets from shares of beneficial interest	(5,449,699)	(11,543,246)

TOTAL DECREASE IN NET ASSETS	(5,877,773)	(14,107,119)

NET ASSETS
Beginning of Period	32,570,314	46,677,433
End of Period	$26,692,541	$32,570,314

SHARE ACTIVITY
Shares Sold	—	—
Shares Redeemed	(175,000)	(325,000)
Net decrease in shares of beneficial interest outstanding	(175,000)	(325,000)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Tactical Growth ETF

	For the Six Months Ended	For the Year Ended
	November 30, 2022	May 31, 2022
FROM OPERATIONS	(Unaudited)
Net investment income	$384,045	$585,941
Net realized gain (loss) from investments	(2,750,955)	236,944
Net realized gain (loss) from in-kind redemptions	(82,480)	1,502,874
Net change in unrealized appreciation (depreciation) on investments	(669,211)	(8,338,699)
Net decrease in net assets resulting from operations	(3,118,601)	(6,012,940)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(228,020)	(423,488)
Total distributions to shareholders	(228,020)	(423,488)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	—
Cost of shares redeemed	(5,634,362)	(12,316,286)
Transaction Fees (Note 5)	1,750	3,500
Net decrease in net assets from shares of beneficial interest	(5,632,612)	(12,312,786)

TOTAL DECREASE IN NET ASSETS	(8,979,233)	(18,749,214)

NET ASSETS
Beginning of Period	35,097,280	53,846,494
End of Period	$26,118,047	$35,097,280

SHARE ACTIVITY
Shares Sold	—	—
Shares Redeemed	(225,000)	(425,000)
Net decrease in shares of beneficial interest outstanding	(225,000)	(425,000)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Tactical Income ETF

	For the Six Months Ended	For the Year Ended
	November 30, 2022	May 31, 2022
FROM OPERATIONS	(Unaudited)
Net investment income	$823,715	$4,900,173
Net realized loss from investments	(4,408,142)	(4,402,511)
Net realized gains from underlying investment companies	—	166,539
Net realized gain (loss) from in-kind redemptions	(1,717,669)	1,624,895
Net change in unrealized depreciation on investments	50,230	(14,530,465)
Net increase(decrease) in net assets resulting from operations	(5,251,866)	(12,241,369)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(862,520)	(4,852,266)
Total distributions to shareholders	(862,520)	(4,852,266)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	9,199,163
Cost of shares redeemed	(26,923,602)	(73,999,371)
Transaction Fees (Note 5)	6,000	—
Net decrease in net assets from shares of beneficial interest	(26,917,602)	(64,800,208)

TOTAL DECREASE IN NET ASSETS	(33,031,988)	(81,893,843)

NET ASSETS
Beginning of Period	125,638,444	207,532,287
End of Period	$92,606,456	$125,638,444

SHARE ACTIVITY
Shares Sold	—	400,000
Shares Reinvested	—	—
Shares Redeemed	(1,300,000)	(3,250,000)
Net decrease in shares of beneficial interest outstanding	(1,300,000)	(2,850,000)

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Hedged Growth ETF

	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Year Ended		For the Year Ended		For the Period Ended
	November 30, 2022		May 31, 2022	May 31, 2021	May 31, 2020		May 31, 2019		May 31, 2018	(1)
	(Unaudited)
Net asset value, beginning of period	$33.41		$35.54	$22.59	$25.60		$28.03		$25.00

Activity from investment operations:
Net investment income (2)	0.16		0.11	0.10	0.23		0.12		0.12
Net realized and unrealized gain (loss) on investments	(0.74)		(2.16)	12.93	(2.88)		(1.98)		3.06
Total from investment operations	(0.58)		(2.05)	13.03	(2.65)		(1.86)		3.18

Less distributions from:
Net investment income	(0.09)		(0.08)	(0.08)	(0.20)		(0.13)		(0.15)
Net realized gains	—		—	—	(0.16)		(0.44)		—
Total distributions	(0.09)		(0.08)	(0.08)	(0.36)		(0.57)		(0.15)

Net asset value, end of period	$32.74		$33.41	$35.54	$22.59		$25.60		$28.03

Market price, end of period	$32.76		$33.37	$35.55	$22.56		$25.62		$28.04

Total return (3)	(1.71	)% (7)	(5.78)%	57.77%	(10.57)%		(6.66)%		13.03	% (7)

Net assets, at end of period (000s)	$50,750		$33,415	$49,754	$25,978		$65,271		$63,063

Ratio of gross expenses to average net assets (5)	1.27	% (8)	1.18%	1.18%	1.05%		1.03%		1.06	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)	0.95%	0.95%	0.96	% (9)	0.98	% (9)	0.95	% (8)
Ratio of net investment income to average net assets(4)	0.98	% (8)	0.32%	0.35%	0.88%		0.43%		0.44	% (8)
Portfolio Turnover Rate (6)	24	% (7)	74%	135%	398%		666%		138	% (7)

(1)	The FormulaFolios Hedged Growth ETF commenced operations on June 6, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

(9)	Ratio includes 0.01% and 0.03% for the years ended May 31, 2020 and May 31, 2019 attributed to interest expense and fees.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Smart Growth ETF

	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Period Ended
	November 30, 2022		May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	(1)
	(Unaudited)
Net asset value, beginning of period	$33.41		$35.91	$24.70	$24.98	$26.10	$25.00

Activity from investment operations:
Net investment income (2)	0.22		0.54	0.28	0.49	0.35	0.12
Net realized and unrealized gain (loss) on investments	(0.11)		(2.44)	11.29	(0.34)	(1.10)	1.17
Total from investment operations	0.11		(1.90)	11.57	0.15	(0.75)	1.29

Less distributions from:
Net investment income	(0.15)		(0.41)	(0.36)	(0.43)	(0.37)	(0.19)
Net realized gains	—		(0.19)	—	—	—	—
Total distributions	(0.15)		(0.60)	(0.36)	(0.43)	(0.37)	(0.19)

Net asset value, end of period	$33.37		$33.41	$35.91	$24.70	$24.98	$26.10

Market price, end of period	$33.23		$33.40	$35.92	$24.71	$24.96	$26.09

Total return (3)	0.36	% (7)	(5.42)%	47.14%	0.48%	(2.83)%	5.21	% (7)

Net assets, at end of period (000s)	$26,693		$32,570	$46,677	$26,551	$50,593	$22,834

Ratio of gross expenses to average net assets (5)	0.84	% (8)	0.72%	0.74%	0.65%	0.61%	1.67	% (8)
Ratio of net expenses to average net assets (5)	0.60	% (8)	0.60%	0.60%	0.60%	0.60%	0.60	% (8)
Ratio of net investment income to average net assets(4)	1.38	% (8)	1.50%	0.94%	1.87%	1.35%	0.81	% (8)
Portfolio Turnover Rate (6)	25	% (7)	39%	10%	0%	0%	0	% (7)

(1)	The FormulaFolios Smart Growth ETF commenced operations on November 1, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying in vestment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Tactical Growth ETF

	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Period Ended
	November 30, 2022		May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	(1)
	(Unaudited)
Net asset value, beginning of period	$27.00		$31.22	$25.52	$23.78	$25.16	$25.00

Activity from investment operations:
Net investment income (2)	0.32		0.37	0.13	0.35	0.37	0.12
Net realized and unrealized gain (loss) on investments	(2.84)		(4.33)	5.82	1.72	(1.34)	0.25
Total from investment operations	(2.52)		(3.96)	5.95	2.07	(0.97)	0.37

Less distributions from:
Net investment income	(0.18)		(0.26)	(0.25)	(0.25)	(0.41)	(0.21)
Net return of capital	—		—	—	(0.08)	—	—
Total distributions	(0.18)		(0.26)	(0.25)	(0.33)	(0.41)	(0.21)

Net asset value, end of period	$24.30		$27.00	$31.22	$25.52	$23.78	$25.16

Market price, end of period	$24.23		$26.95	$31.21	$25.52	$23.79	$25.16

Total return (3)	(9.36	)% (7)	(12.79)%	23.44%	8.69%	(3.81)%	1.35	% (7)

Net assets, at end of period (000s)	$26,118		$35,097	$53,846	$33,809	$49,932	$30,821

Ratio of gross expenses to average net assets (5)	1.11	% (8)	0.94%	0.93%	0.88%	0.87%	1.13	% (8)
Ratio of net expenses to average net assets (5)	0.80	% (8)	0.80%	0.80%	0.80%	0.80%	0.80	% (8)
Ratio of net investment income to average net assets(4)	2.57	% (8)	1.26%	0.46%	1.35%	1.56%	0.82	% (8)
Portfolio Turnover Rate (6)	111	% (7)	55%	42%	14%	92%	56	% (7)

(1)	The FormulaFolios Tactical Growth ETF commenced operations on November 1, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Tactical Income ETF

	For the Six Months Ended		For the Year Ended		For the Year Ended		For the Year Ended	For the Year Ended	For the Period Ended
	November 30, 2022		May 31, 2022		May 31, 2021		May 31, 2020	May 31, 2019	May 31, 2018	(1)
	(Unaudited)
Net asset value, beginning of period	$21.66		$23.99		$23.77		$24.13	$24.02	$25.00

Activity from investment operations:
Net investment income (2)	0.16		0.64		0.54		0.68	0.77	0.77
Net realized and unrealized gain (loss) on investments	(1.07)		(2.35)		0.24		(0.32)	0.11	(1.00)
Total from investment operations	(0.91)		(1.71)		0.78		0.36	0.88	(0.23)

Less distributions from:
Net investment income	(0.17)		(0.62)		(0.56)		(0.71)	(0.77)	(0.75)
Net return of capital	—		—		—		(0.01)	—	—
Total distributions	(0.17)		(0.62)		(0.56)		(0.72)	(0.77)	(0.75)

Net asset value, end of period	$20.58		$21.66		$23.99		$23.77	$24.13	$24.02

Market price, end of period	$20.59		$21.64		$24.00		$23.73	$24.15	$24.06

Total return (3)	(4.17	)% (7)	(7.31	)% (10)	3.29	% (9)	1.43%	3.77%	(1.02	)% (7)

Net assets, at end of period (000s)	$92,606		$125,638		$207,532		$314,889	$231,634	$171,739

Ratio of gross expenses to average net assets (5)	0.81	% (8)	0.75%		0.74%		0.71%	0.74%	0.75	% (8)
Ratio of net expenses to average net assets (5)	0.80	% (8)	0.75%		0.74%		0.71%	0.74%	0.75	% (8)
Ratio of net investment income to average net assets(4)	1.52	% (8)	2.71%		2.24%		2.79%	3.24%	3.19	% (8)
Portfolio Turnover Rate (6)	34	% (7)	66%		143%		78%	135%	48	% (7)

(1)	The FormulaFolios Tactical Income ETF commenced operations on June 6, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

(9)	In 2021, 0.22% of the Fund’s total return consists of a reimbursement by the Adviser for a realized investment loss due to a trade error. Excluding this item, total return would have been 3.07%.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2022

1.	ORGANIZATION

The FormulaFolios Hedged Growth ETF (“Hedged Growth ETF”), the FormulaFolios Smart Growth ETF (“Smart Growth ETF”), the FormulaFolios Tactical Growth ETF (“Tactical Growth ETF”), and the FormulaFolios Tactical Income ETF (“Tactical Income ETF”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Hedged Growth ETF and Smart Growth ETF is to seek to provide capital growth. The Tactical Growth ETF seeks long-term total return. The Tactical Income ETF seeks to provide income. The Hedged Growth ETF and Tactical Income ETF commenced operations on June 6, 2017. The Smart Growth ETF and Tactical Growth ETF commenced operations on November 1, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the adviser as it’s “Valuation Designee” for execution of these procedures. The adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from the adviser. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the adviser shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2022 for the Funds’ assets measured at fair value:

Hedged Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$49,605,809	$—	$—	$49,605,809
Total	$49,605,809	$—	$—	$49,605,809

Smart Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$26,148,035	$—	$—	$26,148,035
Total	$26,148,035	$—	$—	$26,148,035

Tactical Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,884,753	$—	$—	$25,884,753
Short-Term Investment - Money Market Fund	243,000	—	—	243,000
Total	$26,127,753	$—	$—	$26,127,753

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

Tactical Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,052,704	$—	$—	$9,052,704
Total	$9,052,704	$—	$—	$9,052,704

The Funds did not hold any Level 3 securities during the period.

*	See Schedules of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF and monthly for Tactical Income ETF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the year ended May 31, 2022, or expected to be taken in the Funds’ May 31, 2023 year-end tax returns. The Funds recognize interest and penalties, if any,

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended November 30, 2022, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss for delay in the recovery of their securities if the borrowing institution breaches its agreement with the Funds (see additional information at Note 6).

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
Hedged Growth ETF	$7,199,395	$7,481,992
Smart Growth ETF	6,961,462	6,830,236
Tactical Growth ETF	32,727,533	32,661,872
Tactical Income ETF	36,236,443	37,782,539

For six months ended November 30, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
Hedged Growth ETF	$24,220,146	$6,288,863
Smart Growth ETF	—	5,335,923
Tactical Growth ETF	—	5,548,123
Tactical Income ETF	—	26,315,780

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

FormulaFolio Investments LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.80%, 0.35%, 0.60%, and 0.60% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively. During six months ended November 30, 2022, the Adviser earned the following fees:

Fund	Advisory Fee
Hedged Growth ETF	$110,534
Smart Growth ETF	49,613
Tactical Growth ETF	89,797
Tactical Income ETF	326,199

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2023, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95%, 0.60%, 0.80%, and 0.80% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively; subject to possible recoupment from the Funds in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If the Funds’ operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

During the six months ended November 30, 2022, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fees waived
(reimbursed) by the
Fund	Adviser
Hedged Growth ETF	$44,604
Smart Growth ETF	34,151
Tactical Growth ETF	46,534
Tactical Income ETF	4,193

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2023	2024	2025
Hedged Growth ETF	$52,380	$111,207	$101,069
Smart Growth ETF	21,902	59,474	47,844
Tactical Growth ETF	40,751	69,470	64,988

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of fund shares for such distribution and shareholder service activities. As of November 30, 2022 the Plan has not been activated. For the six months ended November 30, 2022, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of Ultimus Fund Solutions, LLC. For the six months ended November 30, 2022, there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds, which are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 for Smart Growth ETF and Tactical Growth ETF. Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for Hedged Growth ETF and Tactical Income ETF. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the six months ended November 30, 2022, Hedged Growth ETF received $1,250 in fixed fees and $0 in variable fees, Smart Growth ETF received $1,500 in fixed fees and $0 in variable fees, Tactical Growth ETF received $1,750 in fixed fees and $0 in variable fees and Tactical Income ETF received $6,000 in fixed fees and $0 in variable fees, respectively.

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of November 30, 2022:

Tactical Growth ETF

	Overnight
	and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Morgan Stanley Institutional Liquidity Funds - Institutional Class	$243,000	$—	$—	$—	$243,000
Total Borrowings	$243,000	$—	$—	$—	$243,000

At November 30, 2022, the Tactical Growth ETF had loaned securities and received cash collateral for the loan. This cash was invested in the Morgan Stanley Institutional Liquidity Funds - Institutional Class (“Money Market Fund”) as shown in the Schedule of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Tactical Growth ETF totaled $234,090 at November 30, 2022. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $243,000 for the Fund at November 30, 2022. These amounts are offset by a liability recorded as “Security lending collateral” as shown on the Statements of Assets and Liabilities.

7.	UNDERLYING FUND RISK

Other investment companies including ETFs and closed-end funds (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. Closed-end funds and ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Smart Growth ETF currently seeks to achieve its investment objective by investing a portion of its assets in the iShares Core S&P 500 ETF (“iShares”). The Smart Growth ETF may redeem the security at any time if the Adviser determines that it is in the best interest of the Smart Growth ETF and its shareholders to do so.

The performance of the Smart Growth ETF will be directly affected by the performance of the security. The annual report of the security, along with the report of the independent registered public accounting firm is included in the security’s N-CSRs available at www.sec.gov. As of November 30, 2022, the percentage of the Smart Growth ETF’s net assets invested in iShares was 28.9%.

9.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation on November 30, 2022, were as follows:

	Cost for			Tax Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Purposes	Appreciation	Depreciation	(Depreciation)
FormulaFolios Hedged Growth ETF	$47,638,483	$2,279,297	$(311,971)	$1,967,326
FormulaFolios Smart Growth ETF	23,066,211	3,081,824	—	3,081,824
FormulaFolios Tactical Growth ETF	26,038,006	147,045	(57,298)	89,747
FormulaFolios Tactical Income ETF	99,190,583	9,638	(8,447,517)	(8,437,879)

10.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the fiscal years ended May 31, 2022 and May 31, 2021 was as follows:

	For the year ended May 31, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
FormulaFolios Hedged Growth ETF	$108,260	$—	$—	$—	$108,260
FormulaFolios Smart Growth ETF	721,519	—	—	—	721,519
FormulaFolios Tactical Growth ETF	423,488	—	—	—	423,488
FormulaFolios Tactical Income ETF	4,852,266	—	—	—	4,852,266

	For the year ended May 31, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
FormulaFolios Hedged Growth ETF	$138,410	$—	$—	$—	$138,410
FormulaFolios Smart Growth ETF	541,758	—	—	—	541,758
FormulaFolios Tactical Growth ETF	471,285	—	—	—	471,285
FormulaFolios Tactical Income ETF	5,395,530	—	—	—	5,395,530

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

As of May 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
FormulaFolios Hedged Growth ETF	$—	$73,992	$—	$—	$(586,380)	$—	2,768,444	$2,256,056
FormulaFolios Smart Growth ETF	—	21,494	940,762	—	—	—	3,966,886	4,929,142
FormulaFolios Tactical Growth ETF	—	—	—	—	(3,144,856)	—	758,958	(2,385,898)
FormulaFolios Tactical Income ETF	—	47,907	—	(6,318,500)	(15,801,040)	—	(8,488,109)	(30,559,742)

The difference between book basis and tax basis undistributed accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Tactical Income ETF incurred and elected to defer such capital losses of $6,318,500.

At May 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
FormulaFolios Hedged Growth ETF	$—	$586,380	$586,380	$5,613,792
FormulaFolios Smart Growth ETF	—	—	—	—
FormulaFolios Tactical Growth ETF	2,233,857	910,999	3,144,856	—
FormulaFolios Tactical Income ETF	11,656,950	4,144,090	15,801,040	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, and adjustments related to transfers in kind, resulted in reclassifications for the Funds for the fiscal year ended May 31, 2022 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
FormulaFolios Hedged Growth ETF	$3,784,463	$(3,784,463)
FormulaFolios Smart Growth ETF	2,773,840	(2,773,840)
FormulaFolios Tactical Growth ETF	1,480,847	(1,480,847)
FormulaFolios Tactical Income ETF	(1,051,461)	1,051,461

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2022

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Funds’ Board of Trustees declared the following distributions:

Fund	Long Term Cap Gain Dividend Per Share	Income Dividend Per Share	Record Date	Ex-Date	Payable Date
Hedged Growth ETF	$—	$0.1275	12/16/2022	12/15/2022	12/21/2022
Smart Growth ETF	$1.1760	$0.1515	12/16/2022	12/15/2022	12/21/2022
Tactical Growth ETF	$—	$0.0149	12/16/2022	12/15/2022	12/21/2022
Tactical Income ETF	$—	$0.0836	12/16/2022	12/15/2022	12/21/2022

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the discussed above.

FormulaFolios ETFs
Additional Information (Unaudited)
November 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six months ended November 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

FormulaFolios ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2022

Example

All exchange traded funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022 through November 30, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Net	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account Value	Account Value	Paid During	Account Value	Paid During
	Ratio	6/1/22	11/30/22	Period *	11/30/22	Period*

FormulaFolios Hedged Growth ETF	0.95%	$1,000.00	$ 982.90	$4.72	$1,020.31	$4.81
FormulaFolios Smart Growth ETF	0.60%	$1,000.00	$1,003.60	$3.01	$1,022.06	$3.04
FormulaFolios Tactical Growth ETF	0.80%	$1,000.00	$ 906.40	$3.82	$1,021.06	$4.05
FormulaFolios Tactical Income ETF	0.75%	$1,000.00	$ 958.30	$3.68	$1,021.31	$3.80

*	Expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

For more information about current performance, holdings, or historical premiums/discounts, please visit the Funds’ website at www.formulafoliofunds.com.

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2022

Renewal of the Investment Advisory Agreement with FormulaFolios Investments

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 18 and 19, 2022 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “FormulaFolios Advisory Agreement”) between FormulaFolios Investments (“FFI”) and the Trust, with respect to FormulaFolios Hedged Growth ETF (“FFHG”), FormulaFolios Smart Growth ETF (“FFSG”), FormulaFolios Tactical Growth (“FFTG”) and FormulaFolios Tactical Income (“FFTI” and together with FFHG, FFSG, and FFTG the “FormulaFolios ETFs”). In considering the renewal of the FormulaFolios Advisory Agreement, the Board received materials specifically relating to the FormulaFolios Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the FormulaFolios Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the FormulaFolios Advisory Agreement on behalf of the FormulaFolios ETFs and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the FormulaFolios Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that FFI had approximately $7.5 billion in assets under management. The Board noted the financial industry and ETF management experience and background of the key investment personnel responsible for servicing the FormulaFolios ETFs. The Board noted the continued time, research and analysis of market data put into the proprietary investment models for each ETF and ongoing monitoring of the strategies. The Board noted FFI’s technology and system upgrades improved operational efficiency. It considered the portfolio management and compliance oversight performed by the portfolio management team. The Board further acknowledged that FFI reported no material compliance issues since the approval of the FormulaFolios Advisory Agreement. After further discussion, the Board concluded that FFI could be expected to continue to provide a high level of service to the FormulaFolios ETFs consistent with the Board’s expectations.

Performance: The Board discussed the report prepared by Broadridge and reviewed each FormulaFolios ETF’s performance as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one year and since and since inception periods ended April 30, 2022.

FFHG. The Board noted FFHG underperformed its Morningstar category median and its Broadridge peer group median for the one-year, three year and since inception periods. It was noted that the Broadridge peer group included peers outside of FFHG’s Morningstar Category as well as non fund-of-funds due to the limited number of comparable funds in that space. The Board discussed that FFHG’s quantitative driven strategy was challenged during the pandemic and

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2022

that the FFI adjusted its investment process to utilize both internal and external market research to inform investment decisions. The Board concluded that FFHG’s performance was satisfactory.

FFSG. The Board noted FFSG outperformed its Morningstar category median, its Broadridge peer group median and benchmark for the one-year period, ranking first in its Morningstar category. The Board noted for the three-year period and period since inception, it outperformed its Morningstar category median, its Broadridge peer group median and benchmark, ranking first in its Morningstar category and Broadridge peer group. The Board concluded FFSG’s performance was satisfactory.

FFTG. The Board noted FFTG underperformed its Morningstar category median and its Broadridge peer group median for the one-year, three-year and since inception periods but noted it ranked in the third quartile of its Morningstar Category for those periods. It was also noted that the Broadridge peer group included peers outside of FFTG’s Morningstar Category as well as non fund-of-funds due to the limited number of comparable funds in that space. The Board discussed that FFTG’s quantitative driven strategy was challenged by its momentum and relative strength measures in the past year and that the FFI adjusted its investment process to utilize both internal and external market research to inform investment decisions. The Board concluded the FFTG’s performance was satisfactory.

FFTI. The Board noted FFTI outperformed its Morningstar category median and its benchmark for the one- year period but underperformed its Broadridge peer group median. The Board noted it underperformed its Morningstar category median, its Broadridge peer group median and its benchmark for the three-year period and period since inception. The Board commented that FFI adjusted its investment process to utilize both internal and external market research to inform investment decisions. It was also noted that the Broadridge peer group included peers outside of the FFTI’s Morningstar Category as well as non fund-of-funds due to the limited number of comparable funds in that space. The Board concluded the FFTI’s performance was satisfactory.

Fees and Expenses.

FFHG: The Board noted FFHG’s advisory fee of 0.80% was in-line with the Morningstar category median. The Board noted that FFHG’s net expense ratio of 0.95% was in-line with the Morningstar category median and well below the category high of 1.70% and below the peer group high of 1.01%. The Board considered that FFI had an expense limitation in place with respect to the FFHG. The Board concluded that the FFHG’s advisory fee was not unreasonable.

FFSG: The Board evaluated FFSG’s advisory fee, noting that the advisory fee of 0.35% was lower than the Broadridge peer group average and median and the Morningstar category average and median. The Board further noted that the FFSG’s net expense ratio of 0.60% was below the Morningstar category median although higher than the Morningstar category average and Broadridge peer group median and average. The board considered that FFI had an expense limitation in place with respect to FFSG. The Board concluded that the FFSG’s advisory fee was not unreasonable.

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2022

FFTG: The Board evaluated FFTG’s advisory fee, noting that the advisory fee of 0.60% was lower than the Morningstar category median and average, and the Broadridge peer group average and median. The Board discussed the FFTG’s net expense ratio and noted that it in line with the Broadridge peer group median, although higher than the Broadridge peer group average, and higher than the Morningstar category average and median. The Board considered that the FFI had an expense limitation in place with respect to the FFTG. The Board concluded that the FFTG’s advisory fee was not unreasonable.

FFTI: The Board evaluated the FFTI’s advisory fee, noting that the advisory fee of 0.60% was slightly higher than the Morningstar category average and median and Broadridge peer group average and median but lower than the Morningstar category and peer group high. The Board discussed FFTI’s net expense ratio and noted that it was higher than its Broadridge peer group and Morningstar Category averages and medians, but well below the highs of each. The Board considered that FFI had an expense limitation in place with respect to the FFTI. The Board concluded that the FFTI’s advisory fee was not unreasonable.

Profitability. The Board reviewed FFI’s profitability analysis and the selected financial information in connection with the advisory services it provides to each of FormulaFolios ETFs. The Board recognized that expenses were allocated to each FormulaFolios ETF based on the adviser’s total percentage of assets under management. After review and discussion, the Board concluded that based on the services provided by FFI and the current assets of each FormulaFolios ETF, the profitability of FFI’s relationship with each FormulaFolios ETF was not excessive.

Economies of Scale. The Board noted that given the current net assets of each FormulaFolios ETF, economies of scale had not yet been reached for any FormulaFolios ETF. The Board noted that consideration of economies of scale would be revisited as each FormulaFolios ETF’s assets grow over time.

Conclusion. Having requested and received such information from FFI as the Board believed to be reasonably necessary to evaluate the terms of the FormulaFolios Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was not unreasonable and that renewal of the FormulaFolios Advisory Agreement was in the best interests of each FormulaFolios ETF and its shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

INVESTMENT ADVISER
FormulaFolio Investments LLC
89 Ionia SW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

FFI ETF-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/2023

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/2023